SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.6%
	BEVERAGES - 4.7%
26,433	Primo Brands Corporation	$ 874,139

	COMMERCIAL SUPPORT SERVICES - 5.7%
4,704	Clean Harbors, Inc.(a)	1,066,820

	CONSTRUCTION MATERIALS - 5.5%
1,885	Martin Marietta Materials, Inc.	1,032,132

	CONTAINERS & PACKAGING - 2.2%
4,134	Crown Holdings, Inc.	407,199

	ELECTRICAL EQUIPMENT - 16.8%
6,511	AMETEK, Inc.	1,163,776
10,961	Amphenol Corporation, Class A	985,723
21,058	API Group Corporation(a)	982,777
		3,132,276
	ENGINEERING & CONSTRUCTION - 4.4%
2,418	Quanta Services, Inc.	828,310

	HEALTH CARE FACILITIES & SERVICES - 4.8%
12,695	Henry Schein, Inc.(a)(b)	888,523

	HEALTH CARE REIT - 4.9%
5,866	Welltower, Inc.	905,006

	INSTITUTIONAL FINANCIAL SERVICES - 5.2%
5,397	Intercontinental Exchange, Inc.	970,381

	INSURANCE - 6.0%
1,595	Aon PLC, Class A	593,467
9,980	Equitable Holdings, Inc.	527,643
		1,121,110

SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 4.6%
4,560	Danaher Corporation	$ 865,944

	OIL & GAS PRODUCERS - 4.7%
14,627	Williams Companies, Inc. (The)	885,080

	PUBLISHING & BROADCASTING - 4.8%
9,221	Liberty Media Corp-Liberty Formula One(a)	890,103

	REAL ESTATE SERVICES - 4.5%
6,646	CBRE Group, Inc., Class A(a)	830,883

	SPECIALTY FINANCE - 7.0%
3,864	Capital One Financial Corporation	730,875
17,443	SLM Corporation	564,630
		1,295,505
	TECHNOLOGY HARDWARE - 3.8%
4,196	Jabil, Inc.	704,970

	TRANSPORTATION & LOGISTICS - 6.0%
13,764	Canadian Pacific Kansas City Ltd.	1,123,831

	TOTAL COMMON STOCKS (Cost $15,235,223)	17,822,212

	SHORT-TERM INVESTMENTS — 4.4%
	MONEY MARKET FUNDS - 4.4%
817,177	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.27% (Cost $817,177)(c)	817,177

	TOTAL INVESTMENTS - 100.0% (Cost $16,052,400)	$ 18,639,389
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%(d)	(4,968)
	NET ASSETS - 100.0%	$ 18,634,421

SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Ltd.	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2025 was $667,974. Collateral received from the borrower not disclosed in the schedule of investments had a value of $681,474 on May 31, 2025.
(c)	Rate disclosed is the seven day effective yield as of May 31, 2025.
(d)	Amount represents less than 0.05%.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3%
	APPAREL & TEXTILE PRODUCTS - 0.5%
1,840	Deckers Outdoor Corporation(a)	$ 194,157

	ASSET MANAGEMENT - 2.2%
9,210	Charles Schwab Corporation (The)	813,611

	AUTOMOTIVE - 2.4%
2,615	Tesla, Inc.(a)	905,993

	BIOTECH & PHARMA - 2.5%
785	Eli Lilly & Company	579,071
7,856	Exelixis, Inc.(a)	338,122
		917,193
	E-COMMERCE DISCRETIONARY - 3.8%
6,845	Amazon.com, Inc.(a)	1,403,293

	ELECTRICAL EQUIPMENT - 3.5%
1,690	Rockwell Automation, Inc.	533,280
1,780	Trane Technologies PLC	765,881
		1,299,161
	ENGINEERING & CONSTRUCTION - 1.2%
940	EMCOR Group, Inc.	443,548

	ENTERTAINMENT CONTENT - 4.1%
1,707	AppLovin Corporation, Class A(a)	670,851
9,680	ROBLOX Corporation, Class A(a)	841,966
		1,512,817
	FOOD - 1.8%
13,270	Pilgrim's Pride Corporation	652,353

	HEALTH CARE FACILITIES & SERVICES - 2.0%
1,380	Cencora, Inc.	401,911
570	Chemed Corporation	327,659
		729,570

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
3,100	Houlihan Lokey, Inc.	$ 541,508

	INSURANCE - 3.3%
1,620	Allstate Corporation (The)	339,989
3,030	Progressive Corporation (The)	863,339
		1,203,328
	INTERNET MEDIA & SERVICES - 15.1%
3,990	Alphabet, Inc., Class A	685,243
3,980	Alphabet, Inc., Class C	687,943
189	Booking Holdings, Inc.	1,043,078
1,170	DoorDash, Inc., Class A(a)	244,121
2,435	Meta Platforms, Inc., Class A	1,576,637
470	Netflix, Inc.(a)	567,398
2,610	Roku, Inc.(a)	189,121
7,000	Uber Technologies, Inc.(a)	589,120
		5,582,661
	LEISURE FACILITIES & SERVICES - 2.2%
3,230	Royal Caribbean Cruises Ltd.	830,013

	MEDICAL EQUIPMENT & DEVICES - 1.9%
2,925	ResMed, Inc.	716,011

	RETAIL - CONSUMER STAPLES - 2.1%
730	Costco Wholesale Corporation	759,332

	RETAIL - DISCRETIONARY - 1.8%
2,025	Carvana Company(a)	662,499

	SEMICONDUCTORS - 13.5%
1,715	Advanced Micro Devices, Inc.(a)	189,902
1,464	Applied Materials, Inc.	229,482
4,875	Broadcom, Inc.	1,180,091
22,115	NVIDIA Corporation	2,988,400

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	SEMICONDUCTORS - 13.5% (Continued)
2,590	QUALCOMM, Inc.	$ 376,068
		4,963,943
	SOFTWARE - 25.3%
9,510	Doximity, Inc., Class A(a)	495,376
24,280	Dropbox, Inc., Class A(a)	700,721
7,240	Fortinet, Inc.(a)	736,887
2,180	Guidewire Software, Inc.(a)	468,744
5,666	Microsoft Corporation	2,608,399
9,530	Nutanix, Inc., Class A(a)	730,856
5,800	Okta, Inc.(a)	598,386
1,030	Palantir Technologies, Inc.(a)	135,733
1,090	Salesforce, Inc.	289,253
4,480	Snowflake, Inc., Class A(a)	921,401
6,400	Twilio, Inc., Class A(a)	753,280
51,490	UiPath, Inc., Class A(a)	685,332
690	Veeva Systems, Inc., Class A(a)	192,993
		9,317,361
	TECHNOLOGY HARDWARE - 7.6%
10,087	Apple, Inc.	2,025,974
8,895	Arista Networks, Inc.(a)	770,663
		2,796,637
	TECHNOLOGY SERVICES - 1.0%
600	Morningstar, Inc.	185,052
480	Visa, Inc., Class A	175,291
		360,343

	TOTAL COMMON STOCKS (Cost $28,705,123)	36,605,332

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
SHORT-TERM INVESTMENTS — 1.0%
MONEY MARKET FUNDS - 1.0%
375,719	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.27% (Cost $375,719)(b)	$ 375,719

	TOTAL INVESTMENTS - 100.3% (Cost $29,080,842)	$ 36,981,051
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(115,014)
	NET ASSETS - 100.0%	$ 36,866,037

ETF	- Exchange-Traded Fund
Ltd.	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of May 31, 2025.

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1%
	AEROSPACE & DEFENSE - 2.0%
4,480	Embraer S.A. - ADR(a)	$ 206,035

	ASSET MANAGEMENT - 2.0%
490	Ares Management Corporation, Class A	81,095
6,635	Blue Owl Capital, Inc.	123,942
		205,037
	BANKING - 5.1%
2,640	Comerica, Inc.	150,718
2,550	Western Alliance Bancorp	184,646
4,135	Zions Bancorp NA	195,833
		531,197
	COMMERCIAL SUPPORT SERVICES - 1.5%
605	Republic Services, Inc.	155,660

	CONSTRUCTION MATERIALS - 2.9%
1,150	Vulcan Materials Company	304,830

	ELECTRIC UTILITIES - 10.0%
3,295	Alliant Energy Corporation	205,048
2,895	CMS Energy Corporation	203,316
3,050	Evergy, Inc.	202,551
1,330	Vistra Corporation	213,558
1,990	WEC Energy Group, Inc.	213,805
		1,038,278
	ELECTRICAL EQUIPMENT - 10.6%
695	Allegion plc	99,177
760	AMETEK, Inc.	135,842
475	GE Vernova, LLC	224,665
850	Hubbell, Inc.	331,142
515	Rockwell Automation, Inc.	162,508
1,450	Vertiv Holdings Company	156,499
		1,109,833

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 0.8%
1,450	Trex Company, Inc.(a)	$ 81,012

	HOME CONSTRUCTION - 1.6%
570	DR Horton, Inc.	67,294
965	Toll Brothers, Inc.	100,601
		167,895
	INDUSTRIAL REIT - 1.7%
1,060	EastGroup Properties, Inc.	179,723

	INDUSTRIAL SUPPORT SERVICES - 1.4%
1,145	Herc Holdings, Inc.	141,980

	INSTITUTIONAL FINANCIAL SERVICES - 5.5%
2,065	Nasdaq, Inc.	172,510
2,770	Tradeweb Markets, Inc., Class A	400,126
		572,636
	INSURANCE - 2.6%
1,340	Reinsurance Group of America, Inc.	272,409

	LEISURE FACILITIES & SERVICES - 2.7%
2,205	Carnival Corporation(a)	51,200
370	Domino's Pizza, Inc.	175,314
220	Royal Caribbean Cruises Ltd.	56,533
		283,047
	LEISURE PRODUCTS - 3.2%
440	Axon Enterprise, Inc.(a)	330,158

	MACHINERY - 6.6%
810	Crane Company	138,834
2,260	Flowserve Corporation	112,797
3,155	Helios Technologies, Inc.	95,660
945	Lincoln Electric Holdings, Inc.	182,942
235	Parker-Hannifin Corporation	156,204
		686,437

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 0.8%
760	Agilent Technologies, Inc.	$ 85,059

	OIL & GAS PRODUCERS - 1.0%
2,615	Range Resources Corporation	99,475

	OIL & GAS SERVICES & EQUIPMENT - 1.0%
3,395	TechnipFMC plc	105,754

	REAL ESTATE SERVICES - 1.3%
13,425	Cushman & Wakefield PLC(a)	134,653

	RETAIL - CONSUMER STAPLES - 2.2%
2,055	BJ's Wholesale Club Holdings, Inc.(a)	232,647

	RETAIL - DISCRETIONARY - 8.1%
11,275	American Eagle Outfitters, Inc.	123,574
70	AutoZone, Inc.(a)	261,313
1,365	Burlington Stores, Inc.(a)	311,589
2,040	Floor & Decor Holdings, Inc., Class A(a)	146,248
		842,724
	SELF-STORAGE REIT - 1.0%
685	Extra Space Storage, Inc.	103,538

	SEMICONDUCTORS - 4.4%
2,620	Coherent Corp.(a)	198,150
2,825	Marvell Technology, Inc.	170,036
145	Monolithic Power Systems, Inc.	95,976
		464,162
	SOFTWARE - 4.0%
2,425	SS&C Technologies Holdings, Inc.	195,964
375	Tyler Technologies, Inc.(a)	216,372
		412,336

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	SPECIALTY FINANCE - 1.7%
3,160	Synchrony Financial	$ 182,174

	TECHNOLOGY HARDWARE - 2.9%
1,370	Ciena Corporation(a)	109,682
805	Fabrinet(a)	187,461
		297,143
	TECHNOLOGY SERVICES - 2.8%
435	CACI International, Inc., Class A(a)	186,180
610	CDW Corporation	110,020
		296,200
	TRANSPORTATION & LOGISTICS - 0.9%
800	XPO, Inc.(a)	91,064

	TRANSPORTATION EQUIPMENT - 3.1%
1,580	Westinghouse Air Brake Technologies Corporation	319,666

	WHOLESALE - CONSUMER STAPLES - 2.7%
3,075	Performance Food Group Company(a)	275,397

	TOTAL COMMON STOCKS (Cost $8,483,769)	10,208,159

	SHORT-TERM INVESTMENT — 1.2%
	MONEY MARKET FUND - 1.2%
126,427	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.27% (Cost $126,427)(b)	126,427

	TOTAL INVESTMENTS - 99.3% (Cost $8,610,196)	$ 10,334,586
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%	76,708
	NET ASSETS - 100.0%	$ 10,411,294

ADR	- American Depositary Receipt
LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of May 31, 2025.

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.1%
	AEROSPACE & DEFENSE - 1.0%
2,527	Archer Aviation, Inc., Class A(a), (b)	$ 25,497
879	Astronics Corporation(a)	27,443
769	Virgin Galactic Holdings, Inc.(a), (b)	2,468
		55,408
	AUTOMOTIVE - 0.8%
7,271	Aurora Innovation, Inc.(a), (b)	44,062

	BANKING - 9.6%
549	City Holding Company	64,722
1,630	Civista Bancshares, Inc.	36,757
879	Guaranty Bancshares, Inc.	36,338
623	Home Bancorp, Inc.	31,399
6,813	Northfield Bancorp, Inc.	79,575
971	Northrim BanCorp, Inc.	88,943
1,520	Origin Bancorp, Inc.	51,817
330	Park National Corporation	53,645
1,593	SmartFinancial, Inc.	50,626
1,245	Southern First Bancshares, Inc.	44,907
		538,729
	BIOTECH & PHARMA - 4.3%
4,743	ADMA Biologics, Inc.(a)	94,101
11,391	Allogene Therapeutics, Inc.(a), (b)	13,327
2,765	Arvinas, Inc.(a)	19,908
897	Janux Therapeutics, Inc.(a)	21,349
3,590	Rigel Pharmaceuticals, Inc.(a)	68,928
348	TG Therapeutics, Inc.(a)	12,218
440	Vaxcyte, Inc.(a)	14,296
		244,127
	CHEMICALS - 1.4%
6,392	Perimeter Solutions, Inc.(a)	77,151

	COMMERCIAL SUPPORT SERVICES - 1.3%
348	Casella Waste Systems, Inc., Class A(a)	40,789

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	COMMERCIAL SUPPORT SERVICES - 1.3% (Continued)
385	TriNet Group, Inc.	$ 32,036
		72,825
	CONSUMER SERVICES - 2.2%
2,619	Coursera, Inc.(a)	23,178
696	Stride, Inc.(a)	105,368
		128,546
	ELECTRICAL EQUIPMENT - 7.3%
2,198	Allient, Inc.	66,819
440	Badger Meter, Inc.	109,218
1,319	NEXTracker, Inc., Class A(a)	74,774
147	Powell Industries, Inc. (b)	24,930
256	SPX Technologies, Inc.(a)	38,935
403	Watts Water Technologies, Inc., Class A	97,574
		412,250
	ENGINEERING & CONSTRUCTION - 4.2%
183	Comfort Systems USA, Inc.	87,516
220	EMCOR Group, Inc.	103,809
256	Sterling Infrastructure, Inc.(a)	48,131
		239,456
	FOOD - 1.8%
531	Cal-Maine Foods, Inc.	50,939
1,978	Phibro Animal Health Corporation, Class A	48,303
		99,242
	GAS & WATER UTILITIES - 1.7%
2,070	New Jersey Resources Corporation	94,992

	HEALTH CARE FACILITIES & SERVICES - 5.7%
513	Addus HomeCare Corporation(a)	56,897
842	HealthEquity, Inc.(a)	84,713
165	Medpace Holdings, Inc.(a)	48,659
1,612	Option Care Health, Inc.(a)	52,680
1,117	US Physical Therapy, Inc.	83,764
		326,713

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	HOME CONSTRUCTION - 1.3%
165	Cavco Industries, Inc.(a)	$ 71,543

	HOUSEHOLD PRODUCTS - 1.9%
3,297	Central Garden & Pet Company, Class A(a)	105,405

	INDUSTRIAL INTERMEDIATE PROD - 1.2%
1,923	Insteel Industries, Inc.	67,343

	INSURANCE - 0.9%
1,886	United Fire Group, Inc.	53,657

	INTERNET MEDIA & SERVICES - 1.1%
952	Cargurus, Inc.(a)	29,836
1,502	EverQuote, Inc.(a)	34,621
		64,457
	LEISURE FACILITIES & SERVICES - 5.9%
2,454	Atlanta Braves Holdings, Inc., Class C(a)	99,656
1,429	BJ's Restaurants, Inc.(a)	63,748
366	Brinker International, Inc.(a)	63,183
1,190	Life Time Group Holdings, Inc.(a)	34,034
2,106	Madison Square Garden Entertainment Corporation(a)	78,154
		338,775
	LEISURE PRODUCTS - 0.3%
2,161	Peloton Interactive, Inc., Class A(a), (b)	15,343

	MACHINERY - 1.2%
2,820	Mueller Water Products, Inc. - Series A	69,175

	MEDICAL EQUIPMENT & DEVICES - 1.4%
1,758	BioLife Solutions, Inc.(a)	38,465
1,447	Veracyte, Inc.(a)	38,505
		76,970
	METALS & MINING - 2.0%
3,718	Coeur Mining, Inc.(a)	30,041

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	METALS & MINING - 2.0% (Continued)
4,707	Hecla Mining Company	$ 24,194
4,798	SSR Mining, Inc.(a)	56,761
		110,996
	MORTGAGE FINANCE - 3.0%
5,751	Invesco Mortgage Capital, Inc.	42,442
6,337	Orchid Island Capital, Inc.	43,282
7,875	Two Harbors Investment Corporation (b)	83,396
		169,120
	OIL & GAS PRODUCERS - 1.5%
201	Murphy USA, Inc.	85,784

	REAL ESTATE INVESTMENT TRUSTS - 0.4%
9,853	Claros Mortgage Trust, Inc.	25,322

	REAL ESTATE SERVICES - 0.9%
4,579	Newmark Group, Inc., Class A	50,415

	RENEWABLE ENERGY - 0.5%
3,699	Sunrun, Inc.(a), (b)	27,706

	RETAIL - CONSUMER STAPLES - 2.7%
971	Hims & Hers Health, Inc.(a)	54,920
586	Sprouts Farmers Market, Inc.(a)	101,295
		156,215
	RETAIL - DISCRETIONARY - 1.6%
1	Builders FirstSource, Inc.(a)	108
1,264	Urban Outfitters, Inc.(a)	88,353
		88,461
	RETAIL REIT - 1.9%
494	Alexander's, Inc.	111,244

	SEMICONDUCTORS - 0.4%
476	Rambus, Inc.(a)	25,452

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	SOFTWARE - 9.6%
1,172	ACI Worldwide, Inc.(a)	$ 54,217
476	Blackbaud, Inc.(a)	29,621
458	Blackline, Inc.(a)	25,616
7,637	Health Catalyst, Inc.(a)	29,021
1,722	IonQ, Inc.(a), (b)	69,465
8,644	Olo, Inc.(a)	75,288
1,026	Omnicell, Inc.(a)	31,160
1,520	Phreesia, Inc.(a)	37,225
311	Qualys, Inc.(a)	43,089
421	SPS Commerce, Inc.(a)	59,260
1,044	Upstart Holdings, Inc.(a), (b)	49,245
916	Waystar Holding Corporation(a)	36,622
		539,829
	SPECIALTY FINANCE - 3.0%
531	FTAI Aviation Ltd.	62,207
2,912	Onity Group, Inc.(a)	107,918
		170,125
	SPECIALTY REIT - 1.2%
4,707	Postal Realty Trust, Inc., Class A	65,145

	STEEL - 1.7%
256	Carpenter Technology Corporation	60,160
989	Northwest Pipe Company(a)	38,215
		98,375
	TECHNOLOGY HARDWARE - 3.7%
1,392	Credo Technology Group Holding Ltd.(a)	84,856
311	Fabrinet(a)	72,423
238	InterDigital, Inc.	51,708
		208,987
	TECHNOLOGY SERVICES - 2.8%
1,740	LiveRamp Holdings, Inc.(a)	56,689
2,308	Paysafe Ltd.(a)	28,504
2,949	StoneCompany Ltd.(a)	40,254

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	TECHNOLOGY SERVICES - 2.8% (Continued)
6,758	Unisys Corporation(a)	$ 32,236
		157,683
	TRANSPORTATION & LOGISTICS - 2.2%
769	Golar LNG Ltd.	31,652
842	Matson, Inc.	95,020
		126,672
	WHOLESALE - DISCRETIONARY - 0.5%
952	G-III Apparel Group Ltd.(a)	27,656

	TOTAL COMMON STOCKS (Cost $5,062,330)	5,441,356

	SHORT-TERM INVESTMENT — 4.4%
	MONEY MARKET FUND - 4.4%
250,951	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.27% (Cost $250,951)(c)	250,951

	TOTAL INVESTMENTS - 100.5% (Cost $5,313,281)	$ 5,692,307
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(27,605)
	NET ASSETS - 100.0%	$ 5,664,702

LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of securities on loan as of May 31, 2025 was $349,020. Collateral received from the borrower not disclosed in the schedule of investments had a value of 507,709 on May 31, 2025.
(c)	Rate disclosed is the seven day effective yield as of May 31, 2025.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.5%
	Canada - 5.0%
970	Canadian Imperial Bank of Commerce	$ 65,902
7,000	Kinross Gold Corporation (d)	103,250
		169,152
	Cayman Islands - 3.1%
16,600	Xiaomi Corp 144A(a),(b),(c)	106,855

	China - 2.9%
2,000	BYD Company Ltd., H Shares(c)	99,396

	Denmark - 1.4%
680	Novo Nordisk A/S, Class B(c)	48,320

	France - 7.1%
2,290	Bureau Veritas S.A.(c)	78,246
900	Compagnie de Saint-Gobain(c)	101,316
520	Ipsen S.A.(c)	61,218
		240,780
	Germany - 5.8%
240	Allianz SE(c)	95,177
1,550	GEA Group AG(c)	103,803
		198,980
	India - 1.8%
4,130	Dr. Reddy's Laboratories Ltd. – ADR (d)	60,794

	Italy - 7.0%
2,180	Assicurazioni Generali SpA(c)	79,344
4,140	Eni SpA(c)	61,046
17,880	Intesa Sanpaolo SpA(c)	99,810
		240,200
	Japan - 19.7%
9,600	Dai-ichi Life Holdings, Inc.(c)	74,941
2,153	Hoshizaki Corporation(c)	80,203
5,400	Mitsubishi Heavy Industries Ltd.(c)	124,357
2,500	Mizuho Financial Group, Inc.(c)	69,528

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.5% (Continued)
	Japan - 19.7% (Continued)
4,600	Obayashi Corporation(c)	$ 69,414
3,300	Otsuka Corporation(c)	67,839
3,500	Sony Corporation(c)	93,691
3,600	Sumitomo Mitsui Financial Group, Inc.(c)	92,499
		672,472
	Korea (Republic Of) - 2.3%
1,200	Coway Company Ltd.(c)	77,112

	Korea (Republic of) - 2.4%
1,100	KB Financial Group, Inc.(c)	82,710

	Luxembourg - 2.2%
8,100	Allegro.eu S.A. 144A(a),(b)	74,530

	Malaysia - 2.0%
21,000	Tenaga Nasional BHD(c)	69,062

	Mexico - 1.5%
15,600	Wal-Mart de Mexico S.A.B de C.V. (d)	50,946

	Singapore - 2.8%
2,740	DBS Group Holdings Ltd.(c)	94,543

	Spain - 6.0%
13,460	Banco Santander S.A.(c)	107,368
11,650	CaixaBank S.A.(c)	98,812
		206,180
	Switzerland - 2.0%
600	Novartis AG(c)	69,280

	Taiwan Province of China - 2.6%
460	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	88,927

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.5% (Continued)
	Taiwan Province Of China - 3.2%
6,000	Realtek Semiconductor Corporation(c)	$ 108,460

	Thailand - 1.7%
40,000	CP All Plc.(c)	57,162

	United Kingdom - 11.5%
1,810	BP plc – ADR (d)	52,671
960	Coca-Cola European Partners plc	88,118
17,090	J Sainsbury plc(c)	65,728
10,280	Rolls-Royce Holdings plc(c)	119,628
1,040	Unilever plc(c)	66,187
		392,332
	United States - 2.5%
370	Check Point Software Technologies Ltd.(a)	84,686

	TOTAL COMMON STOCKS (Cost $2,363,851)	3,292,879

	EXCHANGE-TRADED FUND — 1.6%
	India - 1.6%
1,020	iShares MSCI India ETF (d)	55,396

	TOTAL EXCHANGE-TRADED FUND (Cost $57,937)	55,396

	SHORT-TERM INVESTMENT — 1.4%
	MONEY MARKET FUND - 1.4%
46,894	Dreyfus Institutional Preferred Government Money, Institutional Class, 4.27% (Cost $46,894)(e)	46,894

	TOTAL INVESTMENTS - 99.5% (Cost $2,468,682)	$ 3,395,169
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	16,658
	NET ASSETS - 100.0%	$ 3,411,827

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2025 the total market value of 144A securities is 181,385 or 5.3% of net assets.
(c)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(d)	All or a portion of the security is on loan. The total fair value of securities on loan as of May 31, 2025 was $321,918. Collateral received from the borrower not disclosed in the schedule of investments had a value of $501,193 on May 31, 2025.
(e)	Rate disclosed is the seven day effective yield as of May 31, 2025.

SARATOGA HEALTH & BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.6%
	BIOTECH & PHARMA - 40.6%
1,992	Amgen, Inc.	$ 574,055
12,368	Exelixis, Inc.(a)	532,319
3,068	Gilead Sciences, Inc.	337,725
3,132	Incyte Corporation(a)	203,768
3,241	Jazz Pharmaceuticals plc(a)	350,255
1,820	Johnson & Johnson	282,482
3,206	Merck & Company, Inc.	246,349
3,740	Novartis A.G. - ADR	432,942
670	Regeneron Pharmaceuticals, Inc.	328,488
1,400	United Therapeutics Corporation(a)	446,390
787	Vertex Pharmaceuticals, Inc.(a)	347,893
		4,082,666
	HEALTH CARE FACILITIES & SERVICES - 39.5%
3,429	Cardinal Health, Inc.	529,575
1,913	Cencora, Inc.	557,142
1,371	Cigna Group (The)	434,113
1,399	DaVita, Inc.(a)	190,628
908	Elevance Health, Inc.	348,527
1,499	Ensign Group, Inc. (The)	220,743
1,060	Labcorp Holdings, Inc.	263,908
950	McKesson Corporation	683,534
790	Medpace Holdings, Inc.(a)	232,971
973	Molina Healthcare, Inc.(a)	296,804
2,112	National HealthCare Corporation	219,944
		3,977,889
	MEDICAL EQUIPMENT & DEVICES - 14.5%
1,198	Inspire Medical Systems, Inc.(a)	165,564
775	Intuitive Surgical, Inc.(a)	428,064
3,126	Medtronic PLC	259,395
3,172	Revvity, Inc.	286,812
825	Stryker Corporation	315,678
		1,455,513
	TOTAL COMMON STOCKS (Cost $6,239,183)	9,516,068

SARATOGA HEALTH & BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
SHORT-TERM INVESTMENT — 5.7%
MONEY MARKET FUND - 5.7%
577,092	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.27% (Cost $577,092)(b)	$ 577,092

	TOTAL INVESTMENTS - 100.3% (Cost $6,816,275)	$ 10,093,160
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(27,877)
	NET ASSETS - 100.0%	$ 10,065,283

ADR	- American Depositary Receipt
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of May 31, 2025.

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.9%
	E-COMMERCE DISCRETIONARY - 10.4%
16,000	Amazon.com, Inc.(a)	$ 3,280,160
11,074	eBay, Inc.	810,285
		4,090,445
	INDUSTRIAL SUPPORT SERVICES - 1.7%
3,000	Applied Industrial Technologies, Inc.	679,560

	INTERNET MEDIA & SERVICES - 11.7%
15,420	Alphabet, Inc., Class C	2,665,347
2,998	Meta Platforms, Inc., Class A	1,941,175
		4,606,522
	SEMICONDUCTORS - 15.8%
6,500	Broadcom, Inc.	1,573,455
2,784	KLA Corporation	2,107,154
12,274	Kulicke & Soffa Industries, Inc. (b)	394,609
15,910	NVIDIA Corporation	2,149,918
		6,225,136
	SOFTWARE - 31.7%
3,200	Adobe, Inc.(a)	1,328,288
7,000	Akamai Technologies, Inc.(a)	531,510
2,100	Crowdstrike Holdings, Inc., Class A(a)	989,877
7,242	Microsoft Corporation	3,333,927
13,914	Oracle Corporation	2,303,184
6,620	Salesforce, Inc.	1,756,749
3,200	Synopsys, Inc.(a)	1,484,736
2,925	Veeva Systems, Inc., Class A(a)	818,123
		12,546,394
	TECHNOLOGY HARDWARE - 8.5%
6,768	Apple, Inc.	1,359,353
32,000	Cisco Systems, Inc.	2,017,280
		3,376,633
	TECHNOLOGY SERVICES - 19.1%
17,805	Amdocs Ltd.	1,633,787
5,663	Cognizant Technology Solutions Corporation, Class A	458,646
4,795	Jack Henry & Associates, Inc. (b)	868,710

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	TECHNOLOGY SERVICES - 19.1% (Continued)
3,236	Mastercard, Inc., Class A	$ 1,895,002
7,350	Visa, Inc., Class A	2,684,146
		7,540,291

	TOTAL COMMON STOCKS (Cost $10,204,918)	39,064,981

	SHORT-TERM INVESTMENT — 1.4%
	MONEY MARKET FUND - 1.4%
541,449	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.27% (Cost $541,449)(c)	541,449

	TOTAL INVESTMENTS - 100.3% (Cost $10,746,367)	$ 39,606,430
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(110,450)
	NET ASSETS - 100.0%	$ 39,495,980

LTD	- Limited Company

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2025 was $1,252,420. Collateral received from the borrower not disclosed in the schedule of investments had a value of $1,277,731 on May 31, 2025.
(c)	Rate disclosed is the seven day effective yield as of May 31, 2025.

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1%
	CHEMICALS - 19.4%
50	Air Products and Chemicals, Inc.	$ 13,946
1,861	BASF S.E. - ADR	22,406
126	Celanese Corporation	6,657
594	Dow, Inc.	16,478
259	Eastman Chemical Company	20,297
777	Huntsman Corporation	8,656
82	Linde PLC	38,341
273	LyondellBasell Industries N.V., Class A	15,422
851	Mosaic Company (The)	30,754
170	PPG Industries, Inc.	18,836
		191,793
	CONSTRUCTION MATERIALS - 1.3%
66	Eagle Materials, Inc.	13,346

	CONTAINERS & PACKAGING - 2.3%
471	International Paper Company	22,519

	ENGINEERING & CONSTRUCTION - 0.7%
172	Technip Energies N.V. - ADR	6,546

	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
90	Magnera Corporation(a)	1,082

	METALS & MINING - 17.2%
159	Anglo American Platinum Ltd. - ADR	1,056
518	Anglo American plc - ADR	6,775
6,671	B2Gold Corporation	22,481
459	BHP Group Ltd. - ADR	22,486
2,703	Glencore plc - ADR	20,570
2,562	Kinross Gold Corporation	37,790
647	Rio Tinto plc - ADR	38,452
2,337	Vale S.A. - ADR	21,337
		170,947

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	OIL & GAS PRODUCERS - 52.7%
423	BP PLC - ADR	$ 12,309
359	Canadian Natural Resources Ltd.	10,903
489	Chevron Corporation	66,847
354	Civitas Resources, Inc.	9,689
263	ConocoPhillips	22,447
155	Diamondback Energy, Inc.	20,855
1,516	Ecopetrol S.A. - ADR	12,841
1,075	Eni SpA - ADR	31,777
290	EOG Resources, Inc.	31,485
177	Expand Energy Corporation	20,555
664	Exxon Mobil Corporation	67,928
1,280	Kinder Morgan, Inc.	35,891
122	Marathon Petroleum Corporation	19,610
343	ONEOK, Inc.	27,728
553	Ovintiv, Inc.	19,808
537	PBF Energy, Inc., Class A	10,230
2,908	Petroleo Brasileiro S.A. - ADR	33,558
317	Shell PLC - ADR	20,992
880	Suncor Energy, Inc.	31,284
242	TotalEnergies S.E. - ADR	14,201
161	Woodside Energy Group Ltd. - ADR	2,307
		523,245
	OIL & GAS SERVICES & EQUIPMENT - 1.4%
693	Halliburton Company	13,576

	STEEL - 3.0%
142	Nucor Corporation	15,529
309	POSCO - ADR	14,121
		29,650

	TOTAL COMMON STOCKS (Cost $828,705)	972,704

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
SHORT-TERM INVESTMENT — 2.3%
MONEY MARKET FUND - 2.3%
22,954	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.27% (Cost $22,954)(b)	$ 22,954

	TOTAL INVESTMENTS - 100.4% (Cost $851,659)	$ 995,658
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(4,145)
	NET ASSETS - 100.0%	$ 991,513

ADR	- American Depositary Receipt
LTD	- Limited Company
PLC	- Public Limited Company
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of May 31, 2025.

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.2%
	ASSET MANAGEMENT - 10.6%
72	Ameriprise Financial, Inc.	$ 36,664
182	Apollo Global Management, Inc.	23,786
13	Blackrock, Inc.	12,739
55	Blackstone, Inc.	7,632
80	Charles Schwab Corp./The	7,067
32	F&G Annuities & Life, Inc.	1,023
513	Janus Henderson Group plc	18,637
250	Stifel Financial Corporation	23,555
		131,103
	BANKING - 22.9%
1,111	Bank of America Corporation	49,028
438	Bank OZK	19,417
364	Citigroup, Inc.	27,416
279	East West Bancorp, Inc.	25,445
208	JPMorgan Chase & Company	54,913
41	PNC Financial Services Group, Inc. (The)	7,126
472	Synovus Financial Corporation	22,576
624	US Bancorp	27,200
161	Webster Financial Corporation	8,288
581	Wells Fargo & Company	43,447
		284,856
	INSTITUTIONAL FINANCIAL SERVICES - 13.5%
125	Cboe Global Markets, Inc.	28,640
157	CME Group, Inc.	45,373
26	Goldman Sachs Group, Inc. (The)	15,612
143	Interactive Brokers Group, Inc., Class A	29,984
47	Intercontinental Exchange, Inc.	8,451
91	Morgan Stanley	11,651
280	State Street Corporation	26,958
		166,669
	INSURANCE - 26.8%
386	Aflac, Inc.	39,966
154	American Financial Group, Inc.	19,093
18	Aon PLC, Class A	6,697

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	INSURANCE - 26.8% (Continued)
105	Axis Capital Holdings LTD.	$ 10,899
248	Berkshire Hathaway, Inc., Class B(a)	124,983
155	Chubb Ltd.	46,066
31	Everest Re Group Ltd.	10,763
96	Marsh & McLennan Companies, Inc.	22,431
58	Progressive Corp./The	16,526
260	Voya Financial, Inc.	17,295
245	W R Berkley Corporation	18,299
		333,018
	SPECIALTY FINANCE - 7.9%
77	American Express Company	22,642
178	Capital One Financial Corporation	33,669
536	MGIC Investment Corporation	14,177
465	Synchrony Financial	26,807
		97,295
	TECHNOLOGY SERVICES - 16.5%
234	Block, Inc.(a)	14,450
45	Fiserv, Inc.(a)	7,326
94	Mastercard, Inc., Class A	55,046
17	Moody's Corporation	8,148
154	PayPal Holdings, Inc.(a)	10,823
29	S&P Global, Inc.	14,873
555	Toast, Inc., Class A(a)	23,410
153	Visa, Inc., Class A	55,873
720	Western Union Company (The)	6,682
61	WEX, Inc.(a)	8,109
		204,740

	TOTAL COMMON STOCKS (Cost $590,380)	1,217,681

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
SHORT-TERM INVESTMENT — 2.1%
MONEY MARKET FUND - 2.1%
25,403	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.27% (Cost $25,403)(b)	$ 25,403

	TOTAL INVESTMENTS - 100.3% (Cost $615,783)	$ 1,243,084
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(3,956)
	NET ASSETS - 100.0%	$ 1,239,128

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of May 31, 2025.

SARATOGA INVESTMENT QUALITY BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 96.6%
	FIXED INCOME - 96.6%
837,728	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	$ 8,645,350
46,915	Vanguard Long-Term Bond Index Fund, Admiral Class	481,346
		9,126,696

	TOTAL OPEN END FUNDS (Cost $9,106,314)	9,126,696

	SHORT-TERM INVESTMENT — 3.3%
	MONEY MARKET FUND - 3.3%
308,550	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.27% (Cost $308,550)(a)	308,550

	TOTAL INVESTMENTS - 99.9% (Cost $9,414,864)	$ 9,435,246
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	12,033
	NET ASSETS - 100.0%	$ 9,447,279

(a)	Rate disclosed is the seven day effective yield as of May 31, 2025.

SARATOGA MUNICIPAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	OPEN END FUND — 93.0%
	FIXED INCOME - 93.0%
20,219	Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	$ 269,926

	TOTAL OPEN END FUND (Cost $277,021)	269,926

	SHORT-TERM INVESTMENT — 11.7%
	MONEY MARKET FUND - 11.7%
34,090	BNY Cash Reserve, 4.33% (Cost $34,090)(a)	34,090

	TOTAL INVESTMENTS - 104.7% (Cost $311,111)	$ 304,016
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.7)%	(13,602)
	NET ASSETS - 100.0%	$ 290,414

(a)	Rate disclosed is the seven day effective yield as of May 31, 2025.

SARATOGA U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 100.0%
	MONEY MARKET FUNDS - 100.0%
1,087,047	BlackRock Liquidity FedFund, Institutional Class, 4.21%(a)	$ 1,087,047
1,087,047	Dreyfus Government Cash Management Fund, Institutional Class, 4.19%(a)	1,087,047
1,087,047	Federated Hermes Government Obligations Fund, Institutional Class, 4.17%(a)	1,087,047
1,087,047	JPMorgan US Government Money Market Fund, Capital Class, 4.20%(a)	1,087,047
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,348,188)	4,348,188

	TOTAL INVESTMENTS - 100.0% (Cost $4,348,188)	$ 4,348,188
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%(b)	(1,241)
	NET ASSETS - 100.0%	$ 4,346,947

(a)	Rate disclosed is the seven day effective yield as of May 31, 2025.
(b)	Amount represents less than 0.05%

SARATOGA AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 92.6%
	ALTERNATIVE - 8.7%
15,634	Eaton Vance Global Macro Absolute Return Fund, Class I	$ 134,136

	EQUITY - 72.6%
2,968	Saratoga Energy & Basic Materials Portfolio, Class I(a)	36,866
2,174	Saratoga Health & Biotechnology Portfolio, Class I(a)	49,662
9,693	Saratoga Large Capitalization Growth Portfolio, Class I(a)	289,060
8,981	Saratoga Large Capitalization Value Portfolio, Class I(a)	251,657
11,883	Saratoga Mid Capitalization Portfolio, Class I(a)	157,681
18,192	Saratoga Small Capitalization Portfolio, Class I(a)	120,246
2,176	Saratoga Technology & Communications Portfolio, Class I(a)	57,058
869	Vanguard Financials Index Fund, Admiral Class	53,552
2,819	Vanguard Total International Stock Index Fund, Admiral Class	101,399
		1,117,181
	FIXED INCOME - 11.3%
15,193	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	156,787
1,703	Vanguard Long-Term Bond Index Fund, Admiral Class	17,474
		174,261

	TOTAL OPEN END FUNDS (Cost $1,314,435)	1,425,578

	SHORT-TERM INVESTMENTS — 7.6%
	MONEY MARKET FUNDS - 7.6%
117,402	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.27% (Cost $117,402)(b)	117,402

	TOTAL INVESTMENTS - 100.2% (Cost $1,431,837)	$ 1,542,980
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(3,780)
	NET ASSETS - 100.0%	$ 1,539,200

(a)	Investment in affiliate
(b)	Rate disclosed is the seven day effective yield as of May 31, 2025.

SARATOGA CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 91.4%
	ALTERNATIVE - 7.3%
26,936	Eaton Vance Global Macro Absolute Return Fund, Class I	$ 231,108

	EQUITY - 39.6%
16,236	Saratoga Large Capitalization Growth Portfolio, Class I(a)	484,161
14,738	Saratoga Large Capitalization Value Portfolio, Class I(a)	412,966
19,734	Saratoga Mid Capitalization Portfolio, Class I(a)	261,865
8,343	Saratoga Small Capitalization Portfolio, Class I(a)	55,150
950	Vanguard Total International Stock Index Fund, Admiral Class	34,174
		1,248,316
	FIXED INCOME - 44.5%
122,161	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	1,260,706
13,695	Vanguard Long-Term Bond Index Fund, Admiral Class	140,508
		1,401,214

	TOTAL OPEN END FUNDS (Cost $2,775,949)	2,880,638

	SHORT-TERM INVESTMENTS — 8.7%
	MONEY MARKET FUNDS - 8.7%
273,461	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.27% (Cost $273,461)(b)	273,461

	TOTAL INVESTMENTS - 100.1% (Cost $3,049,410)	$ 3,154,099
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(3,648)
	NET ASSETS - 100.0%	$ 3,150,451

(a)	Investment in affiliate
(b)	Rate disclosed is the seven day effective yield as of May 31, 2025.

SARATOGA MODERATELY BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 92.6%
	ALTERNATIVE - 7.2%
19,764	Eaton Vance Global Macro Absolute Return Fund, Class I	$ 169,575

	EQUITY - 60.8%
2,507	Saratoga Energy & Basic Materials Portfolio, Class I(a)	31,143
1,841	Saratoga Health & Biotechnology Portfolio, Class I(a)	42,056
14,956	Saratoga Large Capitalization Growth Portfolio, Class I(a)	445,998
14,374	Saratoga Large Capitalization Value Portfolio, Class I(a)	402,761
19,663	Saratoga Mid Capitalization Portfolio, Class I(a)	260,932
12,953	Saratoga Small Capitalization Portfolio, Class I(a)	85,620
2,062	Saratoga Technology & Communications Portfolio, Class I(a)	54,072
758	Vanguard Financials Index Fund, Admiral Class	46,673
1,657	Vanguard Total International Stock Index Fund, Admiral Class	59,592
		1,428,847
	FIXED INCOME - 24.6%
50,285	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	518,942
5,637	Vanguard Long-Term Bond Index Fund, Admiral Class	57,837
		576,779

	TOTAL OPEN END FUNDS (Cost $2,017,753)	2,175,201

	SHORT-TERM INVESTMENTS — 7.4%
	MONEY MARKET FUNDS - 7.4%
174,300	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.27% (Cost $174,300)(b)	174,300

	TOTAL INVESTMENTS - 100.0% (Cost $2,192,053)	$ 2,349,501
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%(c)	(1,071)
	NET ASSETS - 100.0%	$ 2,348,430

(a)	Investment in affiliate
(b)	Rate disclosed is the seven day effective yield as of May 31, 2025.
(c)	Amount represents less than 0.05%

SARATOGA MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 93.2%
	ALTERNATIVE - 8.3%
11,512	Eaton Vance Global Macro Absolute Return Fund, Class I	$ 98,773

	EQUITY - 64.7%
1,949	Saratoga Energy & Basic Materials Portfolio, Class I(a)	24,201
1,243	Saratoga Health & Biotechnology Portfolio, Class I(a)	28,388
7,114	Saratoga Large Capitalization Growth Portfolio, Class I(a)	212,153
6,914	Saratoga Large Capitalization Value Portfolio, Class I(a)	193,740
10,093	Saratoga Mid Capitalization Portfolio, Class I(a)	133,929
10,323	Saratoga Small Capitalization Portfolio, Class I(a)	68,237
1,245	Saratoga Technology & Communications Portfolio, Class I(a)	32,654
442	Vanguard Financials Index Fund, Admiral Class	27,231
1,416	Vanguard Total International Stock Index Fund, Admiral Class	50,931
		771,464
	FIXED INCOME - 20.2%
21,013	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	216,850
2,352	Vanguard Long-Term Bond Index Fund, Admiral Class	24,127
		240,977

	TOTAL OPEN END FUNDS (Cost $1,026,487)	1,111,214

	SHORT-TERM INVESTMENTS — 6.7%
	MONEY MARKET FUNDS - 6.7%
80,182	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.27% (Cost $80,182)(b)	80,182

	TOTAL INVESTMENTS - 99.9% (Cost $1,106,669)	$ 1,191,396
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	714
	NET ASSETS - 100.0%	$ 1,192,110

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of May 31, 2025.

SARATOGA MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 90.9%
	ALTERNATIVE - 7.2%
7,294	Eaton Vance Global Macro Absolute Return Fund, Class I	$ 62,581

	EQUITY - 55.5%
5,424	Saratoga Large Capitalization Growth Portfolio, Class I(a)	161,728
5,072	Saratoga Large Capitalization Value Portfolio, Class I(a)	142,121
7,574	Saratoga Mid Capitalization Portfolio, Class I(a)	100,509
6,735	Saratoga Small Capitalization Portfolio, Class I(a)	44,519
904	Vanguard Total International Stock Index Fund, Admiral Class	32,519
		481,396
	FIXED INCOME - 28.2%
21,316	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	219,980
2,389	Vanguard Long-Term Bond Index Fund, Admiral Class	24,516
		244,496

	TOTAL OPEN END FUNDS (Cost $747,332)	788,473

	SHORT-TERM INVESTMENTS — 8.9%
	MONEY MARKET FUNDS - 8.9%
77,345	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.27% (Cost $77,345)(b)	77,345

	TOTAL INVESTMENTS - 99.8% (Cost $824,677)	$ 865,818
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	1,736
	NET ASSETS - 100.0%	$ 867,554

(a)	Investment in affiliate
(b)	Rate disclosed is the seven day effective yield as of May 31, 2025.